Mizuho Financial Group, Inc., parent company	12 Months Ended
Mar. 31, 2012
Mizuho Financial Group, Inc., parent company

33. Mizuho Financial Group, Inc., parent company

The following tables present the parent company only financial information of MHFG:

Condensed balance sheets

	2011	2012
	(in millions of yen)
Assets:
Cash and due from banks	155	167
Interest-bearing deposits in other banks	16,336	14,286
Investments in subsidiaries and affiliated companies	4,959,426	5,817,075
Other	79,845	79,328

Total	5,055,762	5,910,856

Liabilities and shareholders’ equity:
Short-term borrowings	1,121,575	1,181,070
Long-term debt	240,000	240,000
Other liabilities	20,700	19,020
Shareholders’ equity	3,673,487	4,470,766

Total	5,055,762	5,910,856

Condensed statements of income

	2010	2011	2012
	(in millions of yen)
Income:
Dividends from subsidiaries	3,847	16,544	7,955
Management fees from subsidiaries	29,945	29,879	29,747
Other income	7,981	22,157	12,643

Total	41,773	68,580	50,345

Expenses:
Operating expenses	19,808	19,674	21,260
Interest expense	13,918	16,165	16,383
Other expense	4,750	4,471	1,431

Total	38,476	40,310	39,074

Equity in undistributed net income of subsidiaries	996,309	384,463	645,308

Income before income tax expense (benefit)	999,606	412,733	656,579
Income tax expense (benefit)	(83)	64	190

Net income	999,689	412,669	656,389

Condensed statements of cash flows

	2010	2011	2012
	(in millions of yen)
Cash flows from operating activities:
Net income	999,689	412,669	656,389
Adjustments and other	(908,244)	(396,510)	(644,977)

Net cash provided by operating activities	91,445	16,159	11,412

Cash flows from investing activities:
Payments for purchases of securities of subsidiaries	(846,587)	(751,620)	(212)
Net change in other investing activities	15,755	(43,582)	80

Net cash used in investing activities	(830,832)	(795,202)	(132)

Cash flows from financing activities:
Net change in short-term borrowings	100,000	161,265	60,000
Proceeds from issuance of long-term debt	240,000	—	—
Proceeds from issuance of common stock	529,200	751,620	146,499
Purchases of treasury stock	(5)	(3)	(2,560)
Dividends paid	(130,802)	(134,644)	(215,937)
Net change in other financing activities	988	818	730

Net cash provided by (used in) financing activities	739,381	779,056	(11,268)

Net increase (decrease) in cash and due from banks	(6)	13	12
Cash and due from banks at beginning of fiscal year	148	142	155

Cash and due from banks at end of fiscal year	142	155	167